Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions	Related party transactions:
	Year ended December 31,
	2024	2023	2022

Share-based compensation expenses to Board members	$11,709	$4,926	$30,684

Management and consulting fees to Board members	$142,055	$133,681	$258,397

Cost of revenues *)	$10,512	$29,110	$-

Business development services income	$150,000	$50,000	$-

Development services	$123,101	$191,170	$121,721

*)	Related to cost of products purchased from the Mr. Gottlieb’s companies.
Related party balances:
	December 31,
	2024	2023

Short-term liabilities due to a related party	$552,213	$498,781

Long-term loans from related party	$45,343	$589,468